UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21869
Highland Credit Strategies Fund

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2011	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) - 71.8%
AEROSPACE - 5.4%
	Delta Air Lines, Inc.
1,969,433	Credit-Linked Deposit Loan, 04/30/12 (b)	1,965,031
7,414,655	Term Loan Equipment Notes, 3.81%, 09/29/12 (b)	7,346,663
	Hawker Beechcraft Acquisition Co. LLC
1,441,714	Series A New Term Loan, 10.50%, 03/26/14	1,469,006
	IAP Worldwide Services, Inc.
2,209,671	Second Lien Term Loan, PIK, 12.50%, 06/28/13	2,209,671
	TransDigm, Inc.
3,790,500	First Lien Term Loan, 4.00%, 02/14/17 (b)	3,820,615
	US Airways Group, Inc.
11,272,736	Term Loan, 2.75%, 03/21/14 (b)	10,373,285

		27,184,271

BROADCASTING - 11.0%
	CMP Susquehanna Corp.
1,746,252	Term Loan, 05/05/13 (b)	1,722,564
	ComCorp Broadcasting, Inc.
3,584,549	Revolving Loan, 9.00%, 10/03/12 (c) (d)	3,356,930
35,860,392	Term Loan, 9.00%, 04/03/13 (c) (d)	33,583,257
	Cumulus Media, Inc.
5,361,954	Replacement Term Loan, 4.00%, 06/11/14 (b)	5,326,432
	Entercom Radio LLC
2,982,314	Term A Loan, 1.37%, 06/30/12	2,933,851
	Univision Communications, Inc.
7,910,125	Extended First Lien Term Loan, 4.50%, 03/31/17	7,733,650
	Young Broadcasting Holding Co., Inc.
490,187	Term Loan, 8.00%, 06/30/15	494,934

		55,151,618

CABLE/WIRELESS VIDEO - 1.9%
	Broadstripe, LLC
1,564,215	DIP Revolver, 7.75%, 12/31/11 (c) (e)	1,564,215
14,151,375	First Lien Term Loan, 06/30/11 (c) (f)	5,507,715
1,428,203	Revolver, 06/30/11 (c) (f)	555,857
	WideOpenWest Finance, LLC.
1,777,154	Series A New Term Loan, 6.75%, 06/30/14	1,782,717

		9,410,504

CHEMICALS - 1.2%
	W.R. Grace & Co.
1,597,107	5 Year Revolver (f)	2,986,589
1,597,107	Revolving Credit Loan (f)	2,986,590

		5,973,179

CONSUMER NON-DURABLES - 0.7%
	KIK Custom Products, Inc.
569,917	First Lien Canadian Term Loan, 2.50%, 06/02/14	497,968
3,324,518	First Lien U.S. Term Loan, 2.50%, 06/02/14	2,904,815

		3,402,783

DIVERSIFIED MEDIA - 1.9%
	Cengage Learning Acquisitions, Inc.
2,349,402	Term Loan, 2.50%, 07/03/14	2,255,132
	Cydcor, Inc.
4,432,021	First Lien Tranche B Term Loan, 9.50%, 02/05/13	4,348,921
3,000,000	Second Lien Tranche B Term Loan, 12.00%, 02/05/14 (c)	3,034,800

		9,638,853

ENERGY - 1.5%
	Alon USA Energy, Inc.
211,667	Edington Facility, 2.56%, 08/05/13	186,267
1,693,333	Paramount Facility, 2.53%, 08/05/13	1,490,133
	Big West Oil, LLC
2,258,807	Term Loan, 7.00%, 03/31/16	2,290,329
	Calumet Lubricants Co., LP
304,699	Credit-Linked Letter of Credit, 4.15%, 01/03/15	303,633
2,232,973	Term Loan, 4.31%, 01/03/15	2,225,157
	Walter Energy, Inc.
740,000	Term Loan B, 04/02/18 (b)	745,735

		7,241,254

FINANCIAL - 3.5%
	Nuveen Investments, Inc.
2,963,620	Extended First Lien Term Loan, 5.81%, 05/13/17	2,976,956
2,536,380	Non-Extended First Lien Term Loan, 3.31%, 11/13/14	2,440,809
5,750,000	Second Lien Term Loan, 12.50%, 07/31/15 (g)	6,188,466
	Springleaf Funding Co.
6,000,000	Term Loan, 7.25%, 04/21/15	6,016,890

		17,623,121

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
FOOD/TOBACCO - 4.1%
	Burger King Corp.
997,500	Tranche B Term Loan, 4.50%, 10/19/16	997,844
	Dean Foods Co.
997,487	2016 Tranche B Term Loan, 04/02/16 (b)	990,839
997,487	2017 Tranche B Term Loan, 04/02/17 (b)	993,747
	Del Monte Foods Co.
2,523,000	Initial Term Loan, 4.50%, 03/08/18	2,529,837
	DS Waters of America, Inc.
1,803,889	Term Loan, 2.56%, 10/29/12	1,758,792
	DSW Holdings, Inc.
7,000,000	Term Loan, 4.31%, 03/02/12	6,685,000
	OSI Restaurant Partners, LLC
331,476	Pre-Funded RC Loan, 2.56%, 06/14/13	323,142
3,419,918	Term Loan, 2.56%, 06/14/14	3,333,941
	WM. Bolthouse Farms, Inc.
3,000,000	Second Lein Term Loan, 9.50%, 08/11/16	3,042,195

		20,655,337

FOREST PRODUCTS/CONTAINERS - 3.4%
	Consolidated Container Co., LLC
4,000,000	Second Lien Term Loan, 5.75%, 09/28/14	3,527,520
	Graham Packaging Co., L.P.
7,306,641	D Term Loan, 6.00%, 09/23/16	7,384,274
	Rock-Tenn Co.
1,000,000	Term Loan B 2011, 04/02/18 (b)	1,007,675
	Smurfit Stone Container Enterprises, Inc.
5,055,389	Exit Term Loan, 6.75%, 07/15/16	5,076,243

		16,995,712

GAMING/LEISURE - 1.9%
	Ginn LA Conduit Lender, Inc.
3,937,249	First Lien Tranche A Credit-Linked Deposit, 06/08/11 (f)	321,535
8,438,203	First Lien Tranche B Term Loan, 06/08/11 (f)	689,106
	Green Valley Ranch Gaming, LLC
1,000,000	Second Lien Term Loan, 08/16/14 (f)	15,835
	Harrah’s Las Vegas Propco, LLC
3,000,000	Senior Loan, 02/13/13 (b)	2,539,695
	LLV Holdco, LLC
3,065,648	Exit Revolving Loan, 15.00%, 12/31/12 (d) (e) (g)	3,034,992
	VML US Finance, LLC
1,098,428	Term B Delayed Draw Project Loan, 4.79%, 05/25/12	1,100,257
1,901,666	Term B Funded Project Loan, 4.79%, 05/27/13	1,904,832
	WAICCS Las Vegas 3 LLC
7,000,000	Second Lien Term Loan, 13.25%, 02/01/12 (f)	35,000

		9,641,252

HEALTHCARE - 0.6%
	DaVita, Inc.
2,194,500	Tranche B Term Loan, 4.50%, 10/20/16	2,208,995
	Universal Health Services, Inc.
997,288	Tranche B Term Loan 2011, 4.00%, 11/15/16	1,003,965

		3,212,960

HOUSING (f) - 0.3%
	LBREP/L-Suncal Master I, LLC
3,190,581	First Lien Term Loan	47,859
	Westgate Investments, LLC
8,812,456	Senior Secured Loan, 09/25/11	1,358,368
2,762,778	Senior Unsecured Loan, 09/25/12	44,926
3,572,258	Third Lien Term Loan, 06/30/15	15,718

		1,466,871

INFORMATION TECHNOLOGY - 7.3%
	Avaya Inc.
3,279,301	Term B-1 Loan, 3.06%, 10/24/14	3,181,283
6,587,152	Term Loan B-3, 4.81%, 10/26/17	6,431,630
	CDW LLC
4,605,381	Extended Term Loan, 4.50%, 07/15/17	4,598,197
	Commscope, Inc.
2,890,000	Term Loan, 5.00%, 01/14/18	2,916,834
	Fifth Third Processing Solutions, LLC
2,868,000	First Lien Term B Loan, 5.50%, 11/03/16	2,884,132
	Freescale Semiconductor, Inc.
980,693	Extended Maturity Term Loan, 4.51%, 12/01/16	976,790
	Kronos, Inc.
4,000,000	Second Lien Term Loan, 6.06%, 06/11/15	3,985,000
	Online Resources Corp.
770,588	Term Loan, 2.50%, 02/21/12	764,809
	Vertafore, Inc.
5,533,150	Lien Term Loan, 5.25%, 07/29/16	5,555,283
5,000,000	Second Lien Term Loan, 9.75%, 10/29/17	5,100,000

		36,393,958

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
MANUFACTURING - 1.4%
	Goodman Global, Inc.
5,278,488	Initial First Lien Term Loan, 5.75%, 10/28/16 (b)	5,308,152
	Tomkins, LLC / Tomkins, Inc.
1,633,697	Term Loan B-1, 4.25%, 09/29/16	1,643,140

		6,951,292

RETAIL - 4.8%
	Burlington Coat Warehouse Corp.
1,900,000	Term Loan B, 6.25%, 02/23/17	1,881,000
	Guitar Center, Inc.
6,334,043	Extended Term Loan, 5.56%, 04/09/17	6,147,981
	Gymboree Corporation.
2,543,625	Term Loan, 5.00%, 02/23/18	2,546,118
	J. Crew Group, Inc.
4,100,000	Term Loan, 4.75%, 03/07/18	4,093,850
	Michaels Stores, Inc.
1,920,083	B-2 Term Loan, 4.81%, 07/31/16	1,930,221
	Neiman Marcus Group Inc.
1,059,791	Tranche B-2 Loan, 4.31%, 04/06/16	1,063,198
	Pilot Travel Centers LLC
2,000,000	Initial Tranch B Term Loan, 03/30/18 (b)	2,013,240
	Spirit Finance Corp.
4,300,000	Term Loan, 3.45%, 08/01/13	4,129,785

		23,805,393

SERVICE - 6.6%
	Advantage Sales & Marketing, Inc.
997,500	First Lien Term Loan, 5.25%, 12/17/17	1,001,236
	Asurion, LLC
8,636,906	Tranche B-2 Incremental Term Loan, 6.75%, 03/31/15 (b)	8,755,663
	First Data Corp.
7,153,096	Initial Tranche B-1 Term Loan, 3.00%, 09/24/14	6,865,291
	NES Rentals Holdings, Inc.
1,193,183	Second Lien Permanent Term Loan, 10.00%, 07/20/13	1,167,828
	Sabre, Inc.
8,733,118	Initial Term Loan, 2.28%, 09/30/14	8,238,910
	Safety-Kleen Systems, Inc.
1,301,695	Synthetic Letter of Credit, 3.31%, 08/02/13	1,284,610
5,972,203	Term B Loan, 3.31%, 08/02/13	5,893,818

		33,207,356

TELECOMMUNICATIONS - 7.7%
	FairPoint Communications, Inc.
9,314,016	Term Loan, 6.50%, 01/22/16 (b)	9,004,511
	Getty Images, Inc.
7,440,296	Initial Term Loan, 5.25%, 11/07/16	7,509,380
	Level 3 Financing, Inc.
1,611,000	Tranche A Term Loan, 2.55%, 03/13/14	1,566,971
	MetroPCS Wireless, Inc.
9,975,000	Tranche B-3 Term Loan, 4.06%, 03/19/18	10,007,419
	Syniverse Technologies, Inc.
1,795,500	Term Loan, 5.25%, 12/21/17	1,807,278
	TWCC Holding Corp.
4,876,790	Term Loan, 4.25%, 02/11/17 (b)	4,919,803
	U.S. Telepacific Corp.
3,650,000	Term Loan Advance, 5.75%, 02/23/17 (b)	3,661,406

		38,476,768

TRANSPORTATION - 1.0%
	Allison Transmission, Inc.
2,991,342	Term Loan, 08/07/14 (b)	2,968,234
	Delta Air Lines, Inc.
1,975,000	New Term Loan, 4.25%, 03/07/16	1,963,071

		4,931,305

TRANSPORTATION — AUTOMOTIVE - 1.1%
	Federal-Mogul Corp.
1,524,771	Tranche B Term Loan, 2.20%, 12/29/14	1,490,464
777,945	Tranche C Term Loan, 2.19%, 12/28/15	760,441
	Ford Motor Co.
2,074,379	Tranche B-1 Term Loan, 3.01%, 12/15/13	2,076,214
	Key Safety Systems, Inc.
1,182,447	First Lien Term Loan, 2.55%, 03/08/14	1,113,469

		5,440,588

TRANSPORTATION — LAND TRANSPORTATION - 0.7%
	New Century Transportation, Inc.
1,715,075	Term Loan, 7.26%, 08/14/12	1,500,691
	SIRVA Worldwide, Inc.
3,893,489	Second Lien Term Loan, PIK, 12.00%, 05/12/15	2,092,750

		3,593,441

UTILITY - 3.8%
	Dynegy Holdings, Inc.
4,639,708	Letter of Credit Facility Term Loan, 4.00%, 04/02/13 (b)	4,609,758
209,749	Tranche B Term Loan, 4.00%, 04/02/13 (b)	208,395
	GBGH, LLC
2,202,643	First Lien Term Loan, 4.00%, 06/09/13 (c)	844,273
818,368	Second Lien Term Loan, 06/09/14 (c) (f)	—
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
UTILITY (continued)
	Texas Competitive Electric Holdings Co., LLC
15,903,873	Initial Tranche B-2 Term Loan, 3.77%, 10/10/14	13,425,016

		19,087,442

	Total US Senior Loans (Cost $396,175,250)	359,485,258

Principal Amount
Foreign Denominated or Domiciled Senior Loans (a) - 8.6%
AUSTRALIA - 2.4% AUD
	SMG H5 Pty., Ltd.
11,832,313	Facility A Term Loan, 6.91%, 12/24/12	11,976,340

CANADA - 1.2% USD
	CCS, Inc.
6,424,538	Term Loan, 3.30%, 11/14/14	6,114,008

IRELAND - 0.6% USD
	SSI Investments II Ltd.
2,977,500	Term Loan, 6.50%, 05/26/17	3,020,316

SAINT LUCIA - 0.3% USD
	Digicel International Finance, Ltd.
1,400,252	Tranche A — T&T, 2.81%, 09/30/12	1,397,627

UNITED KINGDOM - 4.1% GBP
	Ineos Holdings Ltd.
6,553,945	Term B1 Facility, 7.50%, 12/16/13	9,677,130
7,196,055	Term C1 Facility, 8.00%, 12/16/14	10,676,288

		20,353,418

	Total Foreign Denominated or Domiciled Senior Loans (Cost $39,331,316)	42,861,709

Principal Amount ($)
US Asset-Backed Securities (h) - 10.2%
	ABCLO, Ltd.
2,000,000	Series 2007-1A, Class C, 2.15%, 04/15/21 (i)	1,462,724
	ACA CLO, Ltd.
4,000,000	Series 2006-2A, Class B, 1.02%, 01/20/21 (i)	3,086,438
2,000,000	Series 2007-1A, Class D, 2.65%, 06/15/22 (i)	1,542,432
	Babson CLO, Ltd.
1,000,000	Series 2007-2A, Class D, 2.00%, 04/15/21 (i)	763,844
	Bluemountain CLO, Ltd.
1,000,000	Series 2007-3A, Class D, 1.71%, 03/17/21 (i)	711,718
	Cent CDO, Ltd.
2,000,000	Series 2007-15A, Class C, 2.56%, 03/11/21 (i)	1,464,212
	Columbus Nova CLO, Ltd.
2,000,000	Series 2007- 1A, Class D, 1.66%, 05/16/19 (i)	1,399,847
	Commercial Industrial Finance Corp.
1,000,000	Series 2006-1BA, Class B2L, 4.30%, 12/22/20	805,853
962,970	Series 2006-2A, Class B2L, 4.31%, 03/01/21 (i)	748,581
	Cornerstone CLO, Ltd.
2,500,000	Series 2007-1A, Class C, 2.70%, 07/15/21 (i)	1,851,174
	Goldman Sachs Asset Management CLO PLC
4,000,000	Series 2007-1A, Class D, 3.05%, 08/01/22 (i)	3,178,822
847,661	Series 2007-1A, Class E, 5.30%, 08/01/22 (i)	736,715
	Greywolf CLO, Ltd
1,000,000	Series 2007-1A, Class D, 1.81%, 02/18/21 (i)	715,607
814,466	Series 2007-1A, Class E, 4.26%, 02/18/21 (i)	645,143
	GSC Partners CDO Fund, Ltd.
3,000,000	Series 2007-8A, Class C, 1.78%, 04/17/21 (i)	2,033,983
	Gulf Stream Sextant CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 2.71%, 06/17/21 (i)	668,874
	Hillmark Funding
2,000,000	Series 2006-1A, Class C, 2.01%, 05/21/21 (i)	1,349,223
612,103	Series 2006-1A, Class D, 3.91%, 05/21/21 (i)	441,985
	Inwood Park CDO, Ltd.
1,000,000	Series 2006-1A, Class C, 1.00%, 01/20/21 (i)	756,456
1,000,000	Series 2006-1A, Class D, 1.70%, 01/20/21 (i)	727,890
	Limerock CLO
2,000,000	Series 2007-1A, Class D, 3.65%, 04/24/23 (i)	1,302,295
	Madison Park Funding Ltd.
2,000,000	Series 2007-5A, Class C, 1.76%, 02/26/21 (i)	1,413,609
1,500,000	Series 2007-5A, Class D, 3.81%, 02/26/21 (i)	1,182,227
	Marquette US/European CLO, PLC
1,000,000	Series 2006-1A, Class D1, 2.05%, 07/15/20 (i)	728,958
	Navigator CDO, Ltd.
835,038	Series 2006-2A, Class D, 3.81%, 09/20/20 (i)	635,440
	Ocean Trails CLO
1,000,000	Series 2006-1A, Class D, 4.05%, 10/12/20 (i)	741,915
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Asset-Backed Securities (continued)
2,500,000	Series 2007-2A, Class C, 2.65%, 06/27/22 (i)	1,793,334
	PPM Grayhawk CLO, Ltd.
1,000,000	Series 2007-1A, Class C, 1.70%, 04/18/21 (i)	668,729
826,734	Series 2007-1A, Class D, 3.90%, 04/18/21 (i)	580,040
	Primus CLO, Ltd.
5,000,000	Series 2007-2A, Class D, 2.70%, 07/15/21 (i)	3,548,921
1,889,756	Series 2007-2A, Class E, 5.05%, 07/15/21 (i)	1,307,909
	Rampart CLO, Ltd.
4,000,000	Series 2006-1A, Class C, 1.75%, 04/19/21 (i)	2,767,335
	St. James River CLO, Ltd.
2,287,217	Series 2007-1A, Class E, 4.61%, 06/11/21 (i)	1,632,629
	Stanfield Daytona CLO, Ltd.
1,200,000	Series 2007-1A, Class B1L, 1.65%, 04/27/21 (i)	848,069
	Stanfield McLaren CLO, Ltd.
4,000,000	Series 2007-1A, Class B1L, 2.71%, 02/27/21 (i)	2,920,488
	Stone Tower CLO, Ltd.
2,000,000	Series 2007-6A, Class C, 1.65%, 04/17/21 (i)	1,389,855
	Venture CDO, Ltd.
2,000,000	Series 2007-9A, Class D, 4.45%, 10/12/21 (i)	1,654,431
	Westbrook CLO, Ltd.
1,000,000	Series 2006-1A, Class D, 2.01%, 12/20/20 (i)	715,476

	Total US Asset-Backed Securities (Cost $49,030,361)	50,923,181

Principal Amount
Foreign Asset-Backed Securities (h) - 1.1%
IRELAND - 1.1%
USD
	Static Loan Funding
2,000,000	Series 2007-1X, Class D, 5.80%, 07/31/17	2,755,629
2,000,000	Series 2007-1X, Class E, 8.30%, 07/31/17	2,755,629

	Total Foreign Asset-Backed Securities (Cost $5,698,200)	5,511,258

Principal Amount ($)
Corporate Notes and Bonds - 26.2%
AEROSPACE - 0.0%
	Northwest Airlines Corp.
2,500,000	12/30/27 (f)	21,500

BROADCASTING - 1.7%
	Clear Channel Communications, Inc.
3,000,000	9.00%, 03/01/21 (i)	3,007,500
	Univision Communications, Inc.
5,000,000	7.88%, 11/01/20 (i)	5,312,500

		8,320,000

CHEMICALS - 3.0%
	Polyone Corp.
4,000,000	7.38%, 09/15/20	4,220,000
	TPC Group, LLC
10,000,000	8.25%, 10/01/17 (i)	10,600,000

		14,820,000

DIVERSIFIED MEDIA - 0.7%
	Baker & Taylor, Inc.
4,300,000	11.50%, 07/01/13 (i)	3,741,000

ENERGY - 1.9%
	Northern Tier Energy LLC
4,000,000	10.50%, 12/01/17 (i)	4,550,000
	Venoco, Inc.
5,000,000	8.88%, 02/15/19 (i)	5,006,250

		9,556,250

FOOD AND DRUG - 0.9%
	Rite Aid Corp.
4,000,000	10.38%, 07/15/16	4,330,000

FOREST PRODUCTS/CONTAINERS - 1.3%
	Appleton Papers, Inc.
6,000,000	10.50%, 06/15/15 (i)	6,345,000
	Darling International, Inc.
250,000	8.50%, 12/15/18 (i)	273,125
	NewPage Holding Corp., PIK
368,103	7.45%, 11/01/13 (h)	57,056

		6,675,181

GAMING/LEISURE - 0.1%
	Ameristar Casino
500,000	7.50%, 04/15/21 (i)	495,625

HEALTHCARE (i) - 10.5%
	Azithromycin Royalty Sub LLC
15,000,000	16.00%, 05/15/19	13,800,000
	Celtic Pharma Phinco B.V.
61,969,164	06/15/12 (c) (f)	21,689,207
	Fosamprenavir Pharma
2,922,465	15.50%, 06/15/18	2,805,566
	Pharma IV (Eszopiclone)
1,408,781	12.00%, 06/30/14	1,366,518
	TCD Pharma
15,500,000	16.00%, 04/15/24	13,175,000

		52,836,291

INFORMATION TECHNOLOGY - 2.6%
	Avaya, Inc.
4,000,000	7.00%, 04/01/19 (i)	3,920,000
	Commscope, Inc.
3,000,000	8.25%, 01/15/19 (i)	3,150,000
	Freescale Semiconductor, Inc.
5,000,000	10.13%, 03/15/18 (i)	5,625,000
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
Corporate Notes and Bonds (continued)
INFORMATION TECHNOLOGY (continued)
	New Holding, Inc.
357,689	15.00%, 03/12/13 (c)	282,181

		12,977,181

RETAIL - 0.2%
	Chinos Acquisition Corp.
1,000,000	8.13%, 03/01/19 (i)	986,250

SERVICE - 1.3%
	First Data Corp.
500,000	7.38%, 06/15/19 (i)	500,000
	Travelport LLC
6,000,000	9.88%, 09/01/14	5,872,500

		6,372,500

TELECOMMUNICATIONS - 0.7%
	MetroPCS Wireless, Inc.
3,115,000	7.88%, 09/01/18	3,348,625

TRANSPORTATION - 1.2%
	Dana Holding Corp.
2,500,000	6.50%, 02/15/19	2,500,000
500,000	6.75%, 02/15/21	502,500
	Visteon Corp.
3,000,000	6.75%, 04/15/19 (i)	2,992,500

		5,995,000

TRANSPORTATION — AUTOMOTIVE - 0.1%
	DPH Holdings Corp.
3,750,000	05/01/11 (f)	140,625
3,933,000	06/15/11 (f)	147,487
8,334,000	05/01/29 (f) (j)	312,525

		600,637

	Total Corporate Notes and Bonds (Cost $174,768,348)	131,076,040

Shares
Common Stocks (k) - 14.3%
BROADCASTING - 0.1%
2,010,616	Communications Corp. of America (c) (d)	—
220	Young Broadcasting Holding Co., Inc., Class A	572,000

		572,000

DIVERSIFIED MEDIA - 1.7%
1,000,000	Adelphia Recovery Trust	31,000
46,601	American Banknote Corp. (c)	504,223
3,565	Endurance Business Media, Inc., Class A	39,213
45,168	Fairpoint Communications, Inc.	761,984
18,000	Gray Television, Inc., Class A	34,920
308,875	Metro-Goldwyn-Mayer, Inc., Class A	7,129,916

		8,501,256

GAMING/LEISURE (c) (d) - 1.8%
26,712	LLV Holdco, LLC — Series A Membership Interest	9,083,002
144	LLV Holdco, LLC — Series B Membership Interest	49,000

		9,132,002

HEALTHCARE - 8.4%
24,000,000	Genesys Ventures IA, LP (c) (d)	41,760,000

INFORMATION TECHNOLOGY - 0.1%
48,210	Magnachip Semiconductor Corp.	662,886
9,342	New Holding, Inc. (c)	—

		662,886

METALS/MINERALS - 0.5%
7,579	Euramax International, Inc.	2,501,070

SERVICE - 0.5%
200,964	Safety-Kleen Systems, Inc. (c)	2,250,800

UTILITY - 0.0%
81,194	Entegra TC LLC	48,716
4,365	GBGH LLC (c)	—

		48,716

WIRELESS COMMUNICATIONS - 1.2%
2,260,529	ICO Global Communications Holding Ltd.	6,035,612

	Total Common Stocks (Cost $183,378,153)	71,464,342

Preferred Stocks (k) - 1.3%
4,464,284	Dfine, Inc., Series D (c)	4,035,713
2,647,663	Dfine, Inc., Series E (c)	2,393,487

	Total Preferred Stocks (Cost $12,268,793)	6,429,200

Units
Warrants (k) - 0.7%
	Clearwire Corp., expires
6,667	08/15/10 (c)	67
1,271	GBGH LLC, expires 06/09/14 (c)	—
	IAP Worldwide Services, Inc.,
49,317	Series A, expires 06/12/15 (c)	1,328,107
	IAP Worldwide Services, Inc.,
14,444	Series B, expires 06/12/15 (c)	300,146
	IAP Worldwide Services, Inc.,
7,312	Series C, expires 06/12/15 (c)	90,157
	LLV Holdco, LLC, Series C,
602	expires 07/15/15 (c) (d)	—
	LLV Holdco, LLC, Series D,
828	expires 07/15/15 (c) (d)	—
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Credit Strategies Fund

Units		Value ($)
Warrants (continued)
925	LLV Holdco, LLC, Series E, expires 07/15/15 (c) (d)	—
1,041	LLV Holdco, LLC, Series F, expires 07/15/15 (c) (d)	—
1,179	LLV Holdco, LLC, Series G, expires 07/15/15 (c) (d)	—
643,777	Microvision, Inc., expires 07/23/13	298,713
597	Young Broadcasting Holding Co., Inc., expires 12/24/24	1,552,200

	Total Warrants (Cost $1,189,391)	3,569,390

Total Investments - 134.2%		671,320,378

(Cost of $861,839,812) (l)
Other Assets & Liabilities, Net — (34.2)%		(170,930,956)

Net Assets applicable to Common Shareholders - 100.0%		$500,389,422

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests, generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2011. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $132,213,137, or 26.4% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2011.

(d)	Affiliated issuers. Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies as of March 31, 2011:

			Market Value
	Par Value at	Shares at	December 31,	March 31,
	March 31, 2011	March 31, 2011	2010	2011
ComCorp Broadcasting, Inc. (Senior Loans)*	$39,444,941	—	35,887,007	$36,940,187
Communications Corp of America (Common Stock)	—	2,010,616	—	—
Genesys Ventures IA, LP (Common Stock)	—	24,000,000	47,040,000	41,760,000
LLV Holdco, LLC (Senior Loans)	3,065,648	—	2,602,887	3,034,992
LLV Holdco, LLC — Series A Membership Interest (Common Stock)	—	26,712	10,021,113	9,083,002
LLV Holdco, LLC — Series B Membership Interest (Common Stock)	—	144	412,142	49,000
LLV Holdco, LLC — Series C (Warrants)	—	602	—	—
LLV Holdco, LLC — Series D (Warrants)	—	828	—	—
LLV Holdco, LLC — Series E (Warrants)	—	925	—	—
LLV Holdco, LLC — Series F (Warrants)	—	1,041	—	—
LLV Holdco, LLC — Series G (Warrants)	—	1,179	—	—

	$42,510,589	26,042,047	$95,963,149	$90,867,181

*	Company is a wholly owned subsidiary of Communications Corp. of America.

(e)	Senior Loan assets have additional unfunded loan commitments. As of March 31, 2010, the Fund had unfunded loan commitments, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

Unfunded Loan
Borrower	Commitment
Mobileserv Ltd.	GBP 5,000,000

Broadstripe, LLC	$754,422
LLV Holdco, LLC	4,009,437
Sorenson Communications, Inc.	2,000,000

$6,763,859

(f)	The issuer is in default of its payment obligation. Income is not being accrued.

(g)	Fixed rate senior loan.

(h)	Floating rate asset. The interest rate shown reflects the rate in effect at March 31, 2011.

(i)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2011, these securities amounted to $159,458,369 or 31.9% of net assets.
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Credit Strategies Fund

(j)	Securities (or a portion of securities) on loan. As of March 31, 2011, the market value of securities loaned was $41,021. The loaned securities were secured with cash collateral of $48,071.

(k)	Non-income producing security.

(l)	Cost for U.S. federal income tax purposes is identical tobook basis. Unrealized appreciation and depreciation oninvestments are as follows:

Gross unrealized appreciation	$40,658,520
Gross unrealized depreciation	(231,177,954)

Net unrealized depreciation	$(190,519,434)

AUD	Australian Dollar
EUR	Euro Currency
GBP	Great Britain Pound

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CSF	Credit Suisse First Boston
DIP	Debtor-in-Possession
PIK	Payment-in-Kind
Foreign Denominated Senior Loans &
Asset Backed Securities
Industry Concentration Table:
(% of Net Assets)

Chemicals	4.1%
Diversified Media	2.4%
Financial	1.1%
Information Technology	0.6%
Service	1.2%
Telecommunications	0.3%

Total	9.7%

Forward foreign currency contracts outstanding as of March 31, 2011 were as follows:

			Principal		Net
Contracts			Amount		Unrealized
to Buy or			Covered by		Appreciation/
to Sell	Currency	Counter-party	Contracts	Expiration	(Depreciation)*
Sell	AUD	CSF	11,149,537	04/15/11	(716,920)
Sell	EUR	PNC	13,044,017	05/04/11	(565,065)
Sell	EUR	CSF	2,620,000	05/12/11	(108,348)

					$(1,390,333)

*	The primary risk exposure is foreign exchange contracts. See Notes to Financial Statements.
See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO

As of March 31, 2011 (unaudited)	Highland Credit Strategies Fund
Security Valuation
In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations use those quotations for valuation. Securities where there are no readily available market quotations will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and has been approved by the Board.
Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”)), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Forward Foreign Currency Contracts
In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time the contract is entered into. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Upon entering into such contracts, daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. Forwards involve counterparty credit risk to the Fund because the forwards are not exchange traded, and there is no clearinghouse to guarantee forwards against default. During the three months ended March 31, 2011, the value of forward foreign currency contracts opened was AUD 11,149,537 and EUR 15,664,017. There were no closed forward foreign currency contracts during the period.
Fair Value Measurements:
The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO INVESTMENT PORTFOLIO (continued)

As of March 31, 2011 (unaudited)	Highland Credit Strategies Fund
As of March 31, 2011, the Fund’s investments consisted of senior loans, corporate notes and bonds, asset-backed securities, common stock, preferred stock and warrants. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.
The fair value of the Fund’s common stocks, preferred stocks and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.
For investments which do not have readily available quotations or are not priced by a pricing service or broker, the Fund will determine the investments fair value, as determined by the Board or its designee in accordance with procedures approved the Board, taking into account relevant factors. These factors include: 1) fundamental analytical data relating to the investment, 2) the nature and duration of restrictions on disposition of the securities and 3) an evaluation of the forces that influence the market in which the investment is purchased and sold.
At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of March 31, 2011 are as follows:

			Level 2	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
Investments	March 31, 2011	Price	Input	Input
Assets
Common Stocks
Broadcasting	$572,000	$—	$—	$572,000
Diversified Media	8,501,256	796,904	31,000	7,673,352
Gaming/Leisure	9,132,002	—	—	9,132,002
Healthcare	41,760,000	—	—	41,760,000
Information Technology	662,886	—	—	662,886
Metals/Minerals	2,501,070	—	—	2,501,070
Service	2,250,800	—	—	2,250,800
Utility	48,716	—	—	48,716
Wireless Communication	6,035,612	6,035,612	—
Preferred Stocks	6,429,200	—	—	6,429,200
Warrants	3,569,390	298,713	—	3,270,677
Debt
Senior Loans	402,346,967	—	302,392,259	99,954,708
Asset-Backed Securities	56,434,439	—	—	56,434,439
Corporate Debt	131,076,040	—	77,356,931	53,719,109

Total Assets	671,320,378	7,131,229	379,780,190	284,408,959
Liabilities
Other Financial Instruments*
Forward foreign exchange contracts	(1,390,333)	—	(1,390,333)	—

Total Liabilities	(1,390,333)	—	(1,390,333)	—

Total	$669,930,045	$7,131,229	$378,389,857	$284,408,959

*	Other financial instruments are derivative instruments not reflected in the Investments Portfolio, such as forwards, which are valued at the unrealized appreciation/ (depreciation) on the investment.
The Fund did not have any liabilities that were measured at fair value or level 3 at March 31, 2011.

NOTES TO INVESTMENT PORTFOLIO (continued)

As of March 31, 2011 (unaudited)	Highland Credit Strategies Fund
The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs for the three months ended March 31, 2011.

			Net amortization/
		Transfers	(accretion) of	Net	Net	Net
Assets at Fair Value using	Balance as of	in/(out) of	premium/	realized	unrealized	purchase/	Balance as of
unobservable inputs (Level 3)	December 31, 2011	Level 3	(discount)	gains/(losses)	gains/(losses)	(sales) *	March 31, 2011
Common Stocks
Broadcasting	$533,500	$—	$—	$—	$38,500	$—	$572,000
Diversified Media	7,804,243	—	—	—	(130,891)	—	7,673,352
Gaming/Leisure	10,433,255	—	—	—	(1,302,179)	926	9,132,002
Healthcare	47,040,000	—	—	—	(5,280,000)	—	41,760,000
Information Technology	536,094	—	—	—	126,792	—	662,886
Metals/Minerals	2,463,175	—	—	—	37,895	—	2,501,070
Service	2,174,434	—	—	—	76,366	—	2,250,800
Utility	32,478	—	—	—	16,238	—	48,716
Preferred Stocks	6,400,753	—	—	—	28,447	—	6,429,200
Warrants	2,357,303	—	—	—	913,374	—	3,270,677
Debt
Senior Loans	88,749,455	8,413,988	(689,751)	53,753	2,879,771	547,492	99,954,708
Asset-Backed Securities	47,173,078	—	13,264	—	9,248,097	—	56,434,439
Corporate Debt	62,721,918	—	8,195	(2,675,856)	(3,635,332)	(2,699,816)	53,719,109

Total	$278,419,686	$8,413,988	$(668,293)	$(2,622,103)	$3,017,078	$(2,151,398)	$284,408,959

*	Includes any applicable borrowings and/ or paydowns made on revolving credit facilities held in the Fund’s Investment Portfolio
The net unrealized gains presented in the table above relates to investments that are still held at March 31, 2011.
For the three months ended March 31, 2011, there were no transfers from Level1 to Level 2
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the three months ended March 31, 2011, a net amount of $8,413,988 of the Fund’s portfolio investments were transferred from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Highland Credit Strategies Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)
Date 5/26/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)

Date 5/26/11

By (Signature and Title)*	/s/ Brian Mitts Brian Mitts, Chief Financial Officer and Treasurer (principal financial officer)

Date 5/26/11

*	Print the name and title of each signing officer under his or her signature.